Earning/Loss Per Share Dividends - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 27, 2018	Apr. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Cash dividend paid	$ 4,511,437			$ 1,186,148	$ 1,243,007
Nominal amount	$ 3,348,315			$ 701,476	$ 596,254
Basic earnings (loss) per share	$ 6.74		$ (1.06)	$ 9.43	$ 2.13
Cash dividends			$ 4,511,472	$ 1,343,385
Dividend Distribution [member]
Earnings per share [line items]
Basic earnings (loss) per share		$ 10
Cash dividends		$ 6,393,977